Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth & Income Portfolio
March 31, 2026
VIPGI-NPRT1-0526
1.799851.122
Common Stocks - 93.2%
	Shares	Value ($)
BELGIUM - 1.4%
Health Care - 1.4%
Pharmaceuticals - 1.4%
UCB SA	125,000	37,662,093
CANADA - 2.8%
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Imperial Oil Ltd (b)	490,800	64,286,297
South Bow Corp	73,400	2,441,918
TOTAL ENERGY		66,728,215
Financials - 0.2%
Capital Markets - 0.2%
Brookfield Corp Class A (United States)	159,417	6,451,606
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	15,600	548,708
TOTAL CANADA		73,728,529
FRANCE - 0.4%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	74,800	5,562,269
Remy Cointreau SA (b)	14,028	606,609
TOTAL CONSUMER STAPLES		6,168,878
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	21,300	4,027,254
TOTAL FRANCE		10,196,132
GERMANY - 0.7%
Information Technology - 0.7%
Software - 0.7%
SAP SE ADR	100,400	17,189,484
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Davide Campari-Milano NV (b)	661,200	4,724,056
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	3,700	4,887,071
BE Semiconductor Industries NV	55,400	11,866,340

TOTAL NETHERLANDS		16,753,411
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	51,500	1,234,846
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (e)(f)	217,300	6,987,224
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	153,400	2,707,023
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	80,400	27,171,180
UNITED KINGDOM - 1.2%
Consumer Staples - 1.0%
Beverages - 0.2%
Diageo PLC ADR (b)	71,000	5,285,950
Tobacco - 0.8%
British American Tobacco PLC ADR	354,400	20,721,768
TOTAL CONSUMER STAPLES		26,007,718
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	66,400	2,164,043
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	161,400	2,452,057
TOTAL UNITED KINGDOM		30,623,818
UNITED STATES - 84.3%
Communication Services - 5.1%
Diversified Telecommunication Services - 0.9%
Comcast Corp Class A	782,662	22,470,226
Verizon Communications Inc	46,580	2,338,316
		24,808,542
Entertainment - 0.4%
Walt Disney Co/The	97,800	9,425,964
Interactive Media & Services - 3.8%
Alphabet Inc Class A	145,900	41,955,004
Alphabet Inc Class C	126,300	36,230,418
Meta Platforms Inc Class A	40,200	22,999,626
		101,185,048
TOTAL COMMUNICATION SERVICES		135,419,554
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 0.8%
Churchill Downs Inc	12,300	1,104,909
Domino's Pizza Inc	20,700	7,426,953
Marriott International Inc/MD Class A1	15,700	5,134,999
Starbucks Corp	79,400	7,113,446
		20,780,307
Household Durables - 0.7%
DR Horton Inc	19,800	2,716,956
Somnigroup International Inc	185,100	13,682,592
Whirlpool Corp (b)	62,700	3,380,784
		19,780,332
Specialty Retail - 1.4%
Home Depot Inc/The	41,000	13,484,490
Lowe's Cos Inc	85,817	20,276,841
		33,761,331
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	72,100	3,808,322
TOTAL CONSUMER DISCRETIONARY		78,130,292
Consumer Staples - 5.0%
Beverages - 2.1%
Brown-Forman Corp Class B (b)	222,498	5,882,847
Coca-Cola Co/The	349,753	26,598,716
Keurig Dr Pepper Inc	886,500	23,341,545
PepsiCo Inc	4,900	760,921
		56,584,029
Consumer Staples Distribution & Retail - 0.7%
Kroger Co/The	10,200	738,072
Sysco Corp	59,800	4,265,534
Target Corp	111,500	13,513,800
		18,517,406
Food Products - 0.1%
Lamb Weston Holdings Inc (b)	40,400	1,707,304
Mondelez International Inc	14,700	847,308
		2,554,612
Household Products - 0.2%
Colgate-Palmolive Co	16,100	1,372,203
Procter & Gamble Co/The	25,700	3,712,108
Reynolds Consumer Products Inc	20,200	427,836
		5,512,147
Personal Care Products - 1.2%
Estee Lauder Cos Inc/The Class A	82,800	5,942,556
Kenvue Inc	1,481,267	25,537,043
		31,479,599
Tobacco - 0.7%
Philip Morris International Inc	105,400	17,426,836
TOTAL CONSUMER STAPLES		132,074,629
Energy - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp	86,200	17,834,780
ConocoPhillips	86,800	11,457,600
Exxon Mobil Corp (c)	868,703	147,384,151
Shell PLC ADR	788,100	73,293,300
TOTAL ENERGY		249,969,831
Financials - 15.0%
Banks - 9.6%
Bank of America Corp	1,569,812	76,528,335
Bogota Financial Corp (d)	7,500	63,750
M&T Bank Corp	75,000	15,504,000
PNC Financial Services Group Inc/The	157,772	32,830,775
US Bancorp	58,798	3,058,084
Wells Fargo & Co	1,578,379	125,654,753
		253,639,697
Capital Markets - 1.6%
Blue Owl Capital Inc Class A	711,100	6,492,343
Charles Schwab Corp/The	51,300	4,821,174
Intercontinental Exchange Inc	33,700	5,300,336
KKR & Co Inc Class A	182,893	16,917,603
Moody's Corp	7,000	3,053,750
MSCI Inc	400	215,603
Northern Trust Corp	10,645	1,485,723
Raymond James Financial Inc	28,550	4,133,755
		42,420,287
Financial Services - 2.4%
Apollo Global Management Inc	67,100	7,476,282
Mastercard Inc Class A	21,000	10,492,860
UWM Holdings Corp Class A	984,800	3,564,976
Visa Inc Class A	139,576	42,185,450
		63,719,568
Insurance - 1.4%
Arthur J Gallagher & Co	39,500	8,554,910
Brown & Brown Inc	183,700	11,979,077
Chubb Ltd	18,600	6,062,298
Marsh & McLennan Cos Inc	34,042	5,904,585
Travelers Companies Inc/The	11,300	3,295,983
		35,796,853
TOTAL FINANCIALS		395,576,405
Health Care - 9.6%
Biotechnology - 0.0%
Gilead Sciences Inc	18,000	2,508,660
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	76,400	7,843,988
Alcon AG (United States) (b)	144,300	10,873,005
Baxter International Inc (b)	766,600	12,878,880
Becton Dickinson & Co	29,015	4,562,028
Boston Scientific Corp (d)	234,620	14,722,405
		50,880,306
Health Care Providers & Services - 2.6%
Cardinal Health Inc	17,900	3,782,448
Cigna Group/The	70,490	18,803,208
Humana Inc	35,600	6,172,684
McKesson Corp	10,388	8,989,360
UnitedHealth Group Inc	111,700	30,224,903
		67,972,603
Life Sciences Tools & Services - 1.1%
Bruker Corp	143,200	5,172,384
Danaher Corp	66,100	12,532,560
Thermo Fisher Scientific Inc	20,400	10,027,212
Waters Corp (d)	3,926	1,169,163
		28,901,319
Pharmaceuticals - 4.0%
Eli Lilly & Co	14,000	12,876,780
GSK PLC ADR	636,235	35,113,810
Haleon PLC ADR (b)	2,005,494	20,074,995
Johnson & Johnson	65,906	16,110,063
Merck & Co Inc	115,400	13,881,466
Royalty Pharma PLC Class A	122,600	5,881,122
Zoetis Inc Class A	3,500	413,735
		104,351,971
TOTAL HEALTH CARE		254,614,859
Industrials - 15.7%
Aerospace & Defense - 7.3%
Boeing Co (d)	300,910	59,890,117
GE Aerospace (c)	350,631	99,498,559
General Dynamics Corp	35,000	12,012,700
Howmet Aerospace Inc	15,600	3,595,176
Huntington Ingalls Industries Inc (c)	29,800	11,321,020
RTX Corp	7,900	1,523,910
Textron Inc	50,400	4,413,024
		192,254,506
Air Freight & Logistics - 1.3%
United Parcel Service Inc Class B	345,672	34,007,211
Building Products - 0.4%
A O Smith Corp	130,091	8,578,201
AAON Inc (b)	27,547	2,279,514
		10,857,715
Commercial Services & Supplies - 0.0%
Veralto Corp	21,866	1,933,392
Electrical Equipment - 3.6%
AMETEK Inc	7,300	1,564,828
Emerson Electric Co	32,000	4,192,640
GE Vernova Inc (c)	101,790	88,852,491
		94,609,959
Machinery - 2.1%
Allison Transmission Holdings Inc	54,300	6,356,358
Cummins Inc	10,200	5,487,804
Deere & Co	5,700	3,210,810
Donaldson Co Inc	150,300	12,755,961
Nordson Corp	27,700	7,369,862
Otis Worldwide Corp	114,443	8,821,266
Stanley Black & Decker Inc	15,900	1,129,854
Westinghouse Air Brake Technologies Corp	41,600	10,396,256
		55,528,171
Professional Services - 0.2%
Equifax Inc	17,100	3,079,197
TransUnion	41,400	2,864,466
		5,943,663
Trading Companies & Distributors - 0.8%
Watsco Inc (b)	41,845	15,222,793
Wesco International Inc	18,800	5,144,056
		20,366,849
TOTAL INDUSTRIALS		415,501,466
Information Technology - 17.5%
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp/DE	8,000	968,160
IT Services - 0.1%
Amdocs Ltd	52,700	3,439,202
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices Inc	11,400	3,626,796
Applied Materials Inc	25,100	8,578,929
Broadcom Inc	167,200	51,750,072
Lam Research Corp	65,900	14,080,194
Marvell Technology Inc	26,891	2,663,554
Micron Technology Inc	36,500	12,331,160
NVIDIA Corp	602,450	105,067,280
Teradyne Inc	11,000	3,261,060
		201,359,045
Software - 5.9%
Intuit Inc	12,500	5,404,750
Microsoft Corp	407,418	150,813,921
		156,218,671
Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc	324,812	82,434,037
GPGI Inc Class A (b)	596,000	10,191,600
Seagate Technology Holdings PLC	18,000	7,051,680
		99,677,317
TOTAL INFORMATION TECHNOLOGY		461,662,395
Materials - 0.6%
Chemicals - 0.6%
Air Products and Chemicals Inc	10,300	2,992,047
Dow Inc	45,400	1,890,910
LyondellBasell Industries NV Class A1	84,700	6,823,432
Mosaic Co/The	30,047	766,199
PPG Industries Inc	12,000	1,282,560
Scotts Miracle-Gro Co/The	20,300	1,234,443
Sherwin-Williams Co/The	8,300	2,660,565
TOTAL MATERIALS		17,650,156
Real Estate - 0.8%
Health Care REITs - 0.1%
Ventas Inc	22,800	1,864,584
Industrial REITs - 0.0%
Terreno Realty Corp	20,200	1,240,684
Residential REITs - 0.2%
Camden Property Trust	20,000	1,953,200
Sun Communities Inc	36,400	4,584,944
		6,538,144
Specialized REITs - 0.5%
American Tower Corp (c)	61,300	10,579,154
Public Storage	700	189,616
		10,768,770
TOTAL REAL ESTATE		20,412,182
Utilities - 2.5%
Electric Utilities - 2.3%
Constellation Energy Corp	3,633	1,014,515
Duke Energy Corp	44,000	5,761,360
Edison International (b)	60,800	4,449,344
Entergy Corp	63,400	7,123,624
Eversource Energy	66,700	4,620,976
Exelon Corp	37,000	1,813,740
FirstEnergy Corp	28,700	1,453,942
NextEra Energy Inc	12,100	1,123,848
PG&E Corp	60,000	1,054,200
Southern Co/The (c)	328,400	31,697,168
		60,112,717
Multi-Utilities - 0.2%
Sempra	58,800	5,713,596
TOTAL UTILITIES		65,826,313
TOTAL UNITED STATES		2,226,838,082
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (d)	216,057	5,165,736
TOTAL COMMON STOCKS (Cost $1,299,967,125)		2,460,981,614

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (f) (Cost $3,195,905)	3,333,000	2,789,721

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
UNITED STATES - 2.0%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Whirlpool Corp Series A, 8.5%	40,700	1,666,665
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Bruker Corp 6.375% Series A	28,400	8,187,436
Industrials - 1.6%
Aerospace & Defense - 1.6%
Boeing Co Series A, 6%	661,500	42,937,965
TOTAL UNITED STATES		52,792,066
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $45,698,491)		52,792,066

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	129,069,658	129,095,473
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	106,617,709	106,628,370
TOTAL MONEY MARKET FUNDS (Cost $235,723,843)			235,723,843

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Exxon Mobil Corp	Chicago Board Options Exchange	500	8,483,000	125	6/2026	40,499
GE Aerospace	Chicago Board Options Exchange	100	2,837,700	290	5/2026	193,500
GE Vernova Inc	Chicago Board Options Exchange	32	2,793,280	730	6/2026	109,760

						343,759
TOTAL PURCHASED OPTIONS (Cost $326,172)						343,759

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $1,584,911,535)	2,752,631,003
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(111,429,181)
NET ASSETS - 100.0%	2,641,201,822

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
American Tower Corp	Chicago Board Options Exchange	47	811,126	200.00	5/2026	(2,820)
Exxon Mobil Corp	Chicago Board Options Exchange	500	8,483,000	180.00	4/2026	(78,750)
Exxon Mobil Corp	Chicago Board Options Exchange	513	8,703,558	160.00	4/2026	(593,798)
Exxon Mobil Corp	Chicago Board Options Exchange	444	7,532,904	195.00	6/2026	(110,778)
Exxon Mobil Corp	Chicago Board Options Exchange	1,020	17,305,320	180.00	6/2026	(617,100)
Exxon Mobil Corp	Chicago Board Options Exchange	444	7,532,904	200.00	6/2026	(82,584)
GE Aerospace	Chicago Board Options Exchange	176	4,994,352	360.00	5/2026	(13,640)
GE Vernova Inc	Chicago Board Options Exchange	32	2,793,280	900.00	5/2026	(184,000)
GE Vernova Inc	Chicago Board Options Exchange	64	5,586,560	800.00	4/2026	(576,640)
GE Vernova Inc	Chicago Board Options Exchange	64	5,586,560	860.00	4/2026	(311,040)
GE Vernova Inc	Chicago Board Options Exchange	47	4,102,630	1,000.00	6/2026	(194,110)
GE Vernova Inc	Chicago Board Options Exchange	32	2,793,280	950.00	6/2026	(184,800)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	144	5,470,560	450.00	6/2026	(128,160)
Southern Co/The	Chicago Board Options Exchange	320	3,088,640	105.00	5/2026	(15,200)

						(3,093,420)
TOTAL WRITTEN OPTIONS						(3,093,420)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $84,784,674.
(d)	Non-income producing.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,987,224 or 0.3% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,776,945 or 0.4% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,944,010	154,672,656	66,521,193	687,064	(1,025)	1,025	129,095,473	129,069,658	0.2%
Fidelity Securities Lending Cash Central Fund	77,373,496	119,406,143	90,151,269	43,815	-	-	106,628,370	106,617,709	0.3%
Total	118,317,506	274,078,799	156,672,462	730,879	(1,025)	1,025	235,723,843

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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